Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
ALP Maritime Services B.V. [Member]
Fair Values of Assets Acquired and Liabilities Assumed by Partnership

The following table summarizes the finalized estimates of fair values of the ALP assets acquired and liabilities assumed by the Partnership on the acquisition date.

(in thousands of U.S. dollars)	As at March 14, 2014
$
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill (towage segment)	2,032

Total assets acquired	3,289

LIABILITIES
Current liabilities	387
Other long-term liabilities	286

Total liabilities assumed	673

Net assets acquired	2,616

Consideration	2,616

Consolidated Pro Forma Financial Information
The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2014 and 2013, giving effect to the Partnership’s acquisition of ALP as if it had taken place on January 1, 2013:

(in thousands of U.S. dollars, except per unit data)	Pro Forma	Pro Forma
	Year ended	Year ended
	December 31, 2014	December 31, 2013
	$	$
Revenues	1,019,674	938,309
Net income from continuing operations	17,495	76,044
Limited partners’ interest in net income from continuing operations per common unit:
- Basic	(0.23)	0.92
- Diluted	(0.23)	0.92

Logitel Offshore Holding [Member]
Fair Values of Assets Acquired and Liabilities Assumed by Partnership

The following table summarizes the preliminary estimates of fair values of the Logitel assets acquired and liabilities assumed by the Partnership on the acquisition date. The Partnership is continuing to obtain information to finalize estimated fair value of the Logitel assets acquired and liabilities assumed and expects to complete this process as soon as practicable, but no later than one year from the acquisition date.

(in thousands of U.S. dollars)	As at August 11, 2014 $
ASSETS
Cash and cash equivalents	8,089
Prepaid expenses	640
Advances on newbuilding contracts	46,809

Total assets acquired	55,538

LIABILITIES
Accrued liabilities	4,098
Long-term debt	26,270

Total liabilities assumed	30,368

Net assets acquired	25,170

Cash consideration	4,000

Contingent consideration	21,170

Consolidated Pro Forma Financial Information

The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2014 and 2013, giving effect to the Partnership’s acquisition of Logitel as if it had taken place on January 1, 2013:

(in thousands of U.S. dollars, except per unit data)	Pro Forma Year Ended December 31, 2014	Pro Forma Year Ended December 31, 2013
Revenues	1,019,539	930,739
Net income from continuing operations	16,717	75,827

Limited partners’ interest in net income from continuing operations per common unit:
-Basic	(0.24)	0.92
-Diluted	(0.24)	0.92